Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Table Text Block Supplement [Abstract]
Cash and cash equivalents		¥ 615,096	$ 86,634	¥ 905,451	¥ 1,431,317
Restricted cash		120	17	19,817	¥ 7,795
Accounts receivable (net of allowance of RMB45,647 and RMB38,123 (US$5,370) as of December 31, 2022 and 2023, respectively)		126,858	17,868	109,954
Contract assets		22,748	3,204	41,757
Inventories, net		69,020	9,721	130,321
Prepayments and other current assets		50,254	7,079	51,462
Total current assets		884,096	124,523	1,258,762
Property and equipment, net		131,912	18,579	251,829
Intangible assets, net		964	136	1,986
Other non-current assets		5,088	718	20,890
Total non-current assets		155,905	21,959	328,705
TOTAL ASSETS		1,040,001	146,482	1,587,467
Accounts payable		18,061	2,544	50,947
Deferred revenue		130,537	18,386	147,633
Customer deposits		1,197	169	1,803
Total current liabilities		263,364	37,095	411,451
Total non-current liabilities		8,227	1,158	17,675
TOTAL LIABILITIES		271,591	38,253	429,126
Other non-current liabilities		4,537	638	4,124
Non-current portion of operating lease liabilities		3,690	520	13,551
Current portion of operating lease liabilities		8,634	1,216	37,236
Operating right-of-use assets		12,284	1,730	48,205
VIE and VIE's subsidiaries [Member]
Table Text Block Supplement [Abstract]
Cash and cash equivalents		314,724	44,328	376,735
Restricted cash		20	3	10,277
Accounts receivable (net of allowance of RMB45,647 and RMB38,123 (US$5,370) as of December 31, 2022 and 2023, respectively)		126,851	17,867	109,948
Contract assets		22,748	3,204	41,757
Inter-company receivables	[1]	343,342	48,359	245,391
Inventories, net		61,169	8,615	114,340
Prepayments and other current assets		16,855	2,374	19,215
Total current assets		885,709	124,750	917,663
Property and equipment, net		45,533	6,413	59,465
Intangible assets, net		38	5	161
Other non-current assets		2,398	338	10,165
Total non-current assets		52,493	7,393	98,596
TOTAL ASSETS		938,202	132,143	1,016,259
Accounts payable		11,209	1,579	10,139
Deferred revenue		127,631	17,976	145,117
Inter-company payables	[1]	1,693,577	238,535	1,601,116
Accrued liabilities and other current liabilities		71,144	10,021	107,240
Customer deposits		1,197	169	1,803
Total current liabilities		1,908,397	268,793	1,891,368
Total non-current liabilities		4,288	604	6,541
TOTAL LIABILITIES		1,912,685	269,397	1,897,909
Other non-current liabilities		4,288	604	1,901
Non-current portion of operating lease liabilities		0	0	4,640
Current portion of operating lease liabilities		3,639	513	25,953
Operating right-of-use assets		¥ 4,524	$ 637	¥ 28,805

[1]	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.